EQUITY - May 2021 Registered Direct Offering (Details) - USD ($)	May 13, 2021	May 11, 2021	Jul. 21, 2019	Dec. 31, 2022	Mar. 31, 2022	Nov. 30, 2021	Mar. 31, 2021
Class of Warrant or Right [Line Items]
Common stock, par value (in dollar per share)				$ 0.0001	$ 0.0001		$ 0.0001
Net proceeds from offering			$ 6,000,000.0
Exercise price of warrants						$ 0.82
May 2021 Registered Direct Offering
Class of Warrant or Right [Line Items]
Shares issued		553,192
Common stock, par value (in dollar per share)		$ 0.0001
Price per share		$ 1.175
Placement Agent Cash Commission		$ 6,500,000
Net proceeds from offering	$ 5,800,000	$ 5,800,000
Warrants and Rights Outstanding, Term	5 years
Exercise price of warrants		$ 10.5
Number of warrants issued		41,490
Proceeds from the offering and warrants to purchase up shares of its common stock		553,192
Percentage Of Ownership Upon Exercise Price Of Warrants Or Rights1		4.99%
May 2021 Registered Direct Offering | Pre Reverse Split [Member]
Class of Warrant or Right [Line Items]
Shares issued		5,531,916
Common stock, par value (in dollar per share)		$ 0.0001
Exercise price of warrants		$ 1.05
Number of warrants issued		414,894
Proceeds from the offering and warrants to purchase up shares of its common stock		5,531,916
FT Global Capital, Inc. | May 2021 Registered Direct Offering
Class of Warrant or Right [Line Items]
Cash fee		7.50%
Placement agent warrants [Member] | May 2021 Registered Direct Offering
Class of Warrant or Right [Line Items]
Cash fee		7.50%